Payroll costs, share based payments and management incentive schemes - Director and Senior Management Share Awards (Details) - Restricted Shares	12 Months Ended
Dec. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	4,518,964
New awards granted in the period	761,979
Awards vested and issued in the period	(1,953,386)
Forfeitures in the period	(149,157)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,178,400
January 1, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	2,965,514
New awards granted in the period	0
Awards vested and issued in the period	(1,910,561)
Forfeitures in the period	(13,000)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,041,953
January 1, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	838,123
New awards granted in the period	0
Awards vested and issued in the period	0
Forfeitures in the period	(18,250)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	819,873
January 1, 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	548,900
New awards granted in the period	0
Awards vested and issued in the period	(42,825)
Forfeitures in the period	(59,500)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	446,575
January 1, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	166,427
New awards granted in the period	0
Awards vested and issued in the period	0
Forfeitures in the period	(6,866)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	159,561
January 1, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	0
New awards granted in the period	761,979
Awards vested and issued in the period	0
Forfeitures in the period	(51,541)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	710,438